Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [TextBlock]
Current

Deferred income	10	13
Deferred taxation. Refer to Note 7.	12	8
Pension and other post-retirement medical benefits. Refer to Note 26.	14	14
Accrual for power	42	18
Other (including accrued liabilities)	75	67
	153	120

Non-current

Deferred income	7	5
Taxation. Refer to Note 7.	52	149
Other creditors	10	9
	69	163